Fair Value - Changes in Level 3 Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net realized and unrealized capital gains (losses):
Change in unrealized capital losses included in OCI associated with Level 3 financial assets	$ 9	$ 4
Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	111	84
Net realized and unrealized capital gains (losses):
Included in earnings	(9)	5
Included in other comprehensive income (loss)	(9)	(4)
Purchases	95	17
Sales	(30)	(5)
Settlements	0	(1)
Transfers into (out of) Level 3, net	(29)	15
Ending balance	129	111
States, municipalities and political subdivisions | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	5	1
Net realized and unrealized capital gains (losses):
Included in earnings	0	0
Included in other comprehensive income (loss)	0	0
Purchases	0	0
Sales	(5)	(1)
Settlements	0	0
Transfers into (out of) Level 3, net	0	5
Ending balance	0	5
U.S. corporate securities | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	38	52
Net realized and unrealized capital gains (losses):
Included in earnings	(8)	(10)
Included in other comprehensive income (loss)	(5)	(3)
Purchases	36	1
Sales	0	(1)
Settlements	0	(1)
Transfers into (out of) Level 3, net	0	0
Ending balance	61	38
Foreign securities | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	10	0
Net realized and unrealized capital gains (losses):
Included in earnings	0	0
Included in other comprehensive income (loss)	(2)	0
Purchases	0	0
Sales	0	0
Settlements	0	0
Transfers into (out of) Level 3, net	0	10
Ending balance	8	10
Other asset-backed securities | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	3	0
Net realized and unrealized capital gains (losses):
Included in earnings	0	0
Included in other comprehensive income (loss)	(2)	0
Purchases	30	3
Sales	(2)	0
Settlements	0	0
Transfers into (out of) Level 3, net	(29)	0
Ending balance	0	3
Redeemable preferred securities | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	1
Net realized and unrealized capital gains (losses):
Included in earnings		2
Included in other comprehensive income (loss)		(1)
Purchases		0
Sales		(2)
Settlements		0
Transfers into (out of) Level 3, net		0
Ending balance		0
Equity securities | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	55	30
Net realized and unrealized capital gains (losses):
Included in earnings	(1)	13
Included in other comprehensive income (loss)	0	0
Purchases	29	13
Sales	(23)	(1)
Settlements	0	0
Transfers into (out of) Level 3, net	0	0
Ending balance	$ 60	$ 55